Prepaid Expenses and Other Current Assets, Net (Details) - Schedule of Individual Loan Exceeding of Current Assets	12 Months Ended
Jun. 30, 2024 USD ($)
Borrowers A [Member]
Debt Instrument [Line Items]
Principal Amount	$ 1,500,000
Annual Interest Rate	8.00%
Interest Receivable	$ 35,836
Contract Term	2024.03.13-2025.03.13
Borrowers B [Member]
Debt Instrument [Line Items]
Principal Amount	$ 1,020,000
Annual Interest Rate	8.00%
Interest Receivable	$ 30,404
Contract Term	2024.02.15-2025.02.15